Schedule of Movements of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Allowance for expected credit loss, beginning balance	$ 122,030	$ 14,540
Addition		106,450
Exchange difference	(252)	1,040
Total accounts receivable	$ 121,778	$ 122,030